Interest-Bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Interest-Bearing Loans and Borrowings

NOTE 18: INTEREST-BEARING LOANS AND BORROWINGS

Interest-bearing loans and borrowings consist of the following:

	December 31, 2023	December 31, 2022	Interest Rate	Maturity
Notes Payable	$2,592	$5,152	LIBOR(3)	November 2, 2024(1)
Seller’s credit for the construction of six liquid barges	3,049	2,911	Fixed rate of 8.5%	November 16, 2025(2)
2022 BBVA Facility	8,231	7,900	Fixed rate of 4.25%	July 1, 2025
2022 Term Bank Loan	—	1,400	SOFR plus 3.15%	May 18, 2025
2023 Term Bank Loan	11,500	—	SOFR plus 2.85%	December 21, 2027
Seller’s credit agreement for the acquisition of the 2020 Fleet	5,000	5,000	Fixed rate of 5.00%	March 22, 2024
Santander Facility	1,262	1,211	Fixed rate of 4.20%	March 7, 2026
Current portion of interest-bearing loans and borrowings	31,634	23,574
2025 Notes	500,000	500,000	Fixed rate of 10.75%	July 1, 2025
Notes Payable	—	2,525	LIBOR(3)	November 2, 2024(1)
Seller’s credit for the construction of six liquid barges	2,911	5,842	Fixed rate of 8.5%	November 16, 2025(2)
2022 BBVA Facility	6,399	14,630	Fixed rate of 4.25%	July 1, 2025
2022 Term Bank Loan	—	4,900	SOFR plus 3.15%	May 18, 2025
2023 Term Bank Loan	28,500	—	SOFR plus 2.85%	December 21, 2027
Seller’s credit agreement for the acquisition of the 2020 Fleet	—	5,000	Fixed rate of 5.00%	March 22, 2024
Santander Facility	1,652	2,914	Fixed rate of 4.20%	March 7, 2026
Non-current portion of interest-bearing loans and borrowings	539,462	535,811
Less: deferred finance costs	(8,991)	(12,090)
Total interest-bearing loans and borrowings, net	$562,105	$547,295

(1)       Includes 32 different drawdown events; the maturity date for each such drawdown event is on the 16th semi-annual installment payment date following the drawdown event.

(2)       Includes six different drawdown events, corresponding to six different barges; the maturity date for each such drawdown event is on the 20th quarterly installment payment date.

(3)       The Company pays interest based on the Secured Overnight Financing Rate (“SOFR”) plus Credit Adjusted Spread (“CAS”), effective July 1, 2023.

2025 Notes

On July 8, 2020, Navios Logistics and its wholly owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics, the “Co-Issuers”) issued $500,000 in aggregate principal amount of senior secured notes due 2025 (“the 2025 Notes”), at a fixed rate per annum of 10.75%. The net proceeds from the offering of the 2025 Notes were used to satisfy and discharge existing indebtedness and to pay certain fees and expenses related to the offering, with the balance used for general corporate purposes.

The 2025 Co-Issuers have the option to redeem the 2025 Notes in whole or in part, at any time on or after August 1, 2023, at a fixed price of 102.688%, and at par on or after August 1, 2024 plus in each case accrued and unpaid interest, if any. The Co-Issuers may also redeem all, but not less than all, of the 2025 Notes at a price equal to 100% of the principal amount plus accrued and unpaid interest, if any, upon certain changes in law that would trigger the payment of withholding taxes. Furthermore, upon the occurrence of certain change of control events, the Co-Issuers may be required to offer to purchase 2025 Notes from holders at a price equal to 101% of the principal amount plus accrued and unpaid interest, if any.

The 2025 Notes are senior secured obligations of the Co-Issuers. The 2025 Notes are fully and unconditionally guaranteed, jointly and severally, by all of the Company’s direct and indirect subsidiaries, other than Logistics Finance. In December 2023, Makenita H, Elena H, Sarah H and the $3,732 of cash collateral held in escrow account were released from the 2025 Notes and were replaced by the (1) Estefania H, (2) Valentina H and (3) Enrico H owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”). The 2025 Notes are currently secured by (i) the three vessels mentioned above and related assignments of earnings and insurance, together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor; and (ii) an assignment by way of security of the Vale port contract (collectively, the “Collateral”).

The indenture governing the 2025 Notes contains restrictive covenants that limit, among other things, the ability of the Co-Issuers and their restricted subsidiaries to incur additional indebtedness, pay dividends and make distributions on common and preferred stock, make other restricted payments, make investments, incur liens, consolidate, merge, sell or otherwise dispose of all or substantially all of their assets, and enter into certain transactions with affiliates, in each case, subject to exclusions, and other customary covenants. The indenture governing the 2025 Notes also contains customary events of default.

As of December 31 2023 and 2022, deferred finance costs associated with the 2025 Notes amounted to $7,629 and $12,018, respectively. Finance costs associated with the 2025 Notes amounted to $53,750, $53,750 and $53,601 for the years ended December 31, 2023, 2022 and 2021, respectively, and is included in the consolidated statement of profit/(loss) under the caption “Finance costs”.

Subsequent to the year ended December 31, 2023, the Company repurchased $21,500 of its 2025 Notes, for total cash of $21,905 including accrued and unpaid interest to, but excluding, the repayment dates.

Following the above repurchases, $478,500 in aggregate principal amount of the 2025 Notes is currently outstanding, which mature in July 2025.

 Notes Payable

In connection with the purchase of mechanical equipment for the expansion of its dry port terminal, the Company entered into an unsecured export financing line of credit for a total amount of $41,964, including related fixed finance costs of $5,949, available in multiple drawings upon the completion of certain milestones (“Drawdown Events”). The Company incurs the obligation for the respective amount drawn by signing promissory notes (“Notes Payable”). Each drawdown is repayable in 16 consecutive semi-annual installments, starting six months after the completion of each Drawdown Event. Together with each Note Payable, the Company pays interest based on six-month SOFR plus CAS. The unsecured export financing line is fully and unconditionally guaranteed by Ponte Rio S.A. As of December 31, 2023, the Company had drawn the total available amount and the outstanding balance of Notes Payable was $2,592.

Finance costs associated with the Notes Payable amounted to $471, $556 and $608 for the years ended December 31, 2023, 2022 and 2021, respectively, and is included in the consolidated statement of profit/(loss) under the caption “Finance costs”.

Other Indebtedness

On March 25, 2022, the Company entered into a $5,000 loan facility with Banco Santander S.A. (the “Santander Facility”) for general corporate purposes. The Santander Facility bears interest at a rate of 4.20% per annum, is repayable in twelve equal quarterly installments with final maturity on March 7, 2026 and is secured by assignments of certain receivables. As of December 31, 2023, the Company had drawn the total available amount and the outstanding balance was $2,914.

On March 23, 2022, the Company entered into a $25,000 loan facility with Banco Bilbao Vizcaya Argentaria (the “2022 BBVA Facility”) which was drawn down in two tranches. The first tranche of $17,000 was drawn down on March 22, 2022 and the second tranche of $8,000 was drawn down on September 22, 2022. The 2022 BBVA Facility was used to repay existing debt with BBVA, and for general corporate purposes. The 2022 BBVA Facility bears interest at a rate of 4.25% per annum, is repayable in quarterly installments with final maturity on July 1, 2025 and is secured by assignments of certain receivables. As of December 31, 2023, the outstanding balance was $14,630.

On February 28, 2022, the Company entered into a $7,000 term loan facility (the “2022 Term Bank Loan). The 2022 BBVA Facility was used to repay existing debt with BBVA, and for general corporate purposes. The 2022 Term Bank Loan bore interest at a rate of the SOFR plus 315 basis points. The 2022 Term Bank Loan was repayable in twelve quarterly installments beginning on August 18, 2022, with a final balloon payment of $2,800 on the last repayment date. In December 2023, the Company repaid the outstanding balance of the 2022 Term Bank Loan in full. 3.15

On December 20, 2023, the Company entered into a $40,000 loan facility (the “2023 Term Bank Loan”) in order to refinance existing debt under the 2022 Term Bank Loan and for general corporate purposes. The 2023 Term Bank Loan bears interest at a rate of SOFR plus 285 basis points. The 2023 Term Bank Loan is repayable in sixteen quarterly installments of $2,875, beginning three months after the drawdown date and the remaining eight installments in an amount of $1,500, with a final balloon payment of $5,000 on the last repayment date. The facility was fully drawn as of December 31, 2023. As of December 31, 2023, the unamortized deferred finance costs associated with the 2023 Term Bank Loan amounted to $1,362. 2.85

In December 2020, the Company entered into a $13,475 seller’s credit agreement for the construction of six liquid barges to be made available by way of credit in six equal tranches. Each drawdown is repayable in 20 quarterly installments starting from the delivery date for each barge. The seller’s credit for the construction of the six liquid barges bears interest at a fixed rate of 8.5% per annum. As of December 31, 2023, the Company had drawn the total available amount and the outstanding balance was $5,960. Finance costs associated with the seller’s credit agreement for the construction of six liquid barges amounted to $619, $838 and $1,071 for the years ended December 31, 2023, 2022 and 2021, respectively, and is included in the consolidated statement of profit/(loss) under the caption “Finance costs”.

In the fourth quarter of 2020, Navios Logistics entered into a purchase agreement with an unrelated third party for the acquisition of the 2020 Fleet. Navios Logistics completed the acquisition on March 22, 2021, which included a $15,000 seller’s credit agreement. The seller’s credit agreement bears interest at a fixed rate of 5.0% per annum. As at December 31, 2023, the outstanding balance under the seller’s credit agreement was $5,000. Finance costs associated with the seller’s credit agreement for the acquisition of the 2020 Fleet amounted to $278, $475 and $584 for the years ended December 31, 2023, 2022 and 2021, respectively, and is included in the consolidated statement of profit/(loss) under the caption “Finance costs”.

In connection with the acquisition of Hidronave S.A. on October 29, 2009, the Company assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. The loan facility bore interest at a fixed rate of 600 basis points. In September 2021, the outstanding balance was repaid in full. 6.0

In connection with the loan obligations described herein and other long term liabilities, the Company is subject to certain covenants, commitments, limitations and restrictions. The Company’s secured credit facilities require compliance with maintenance covenants such as value-to-loan ratio covenants, based on charter-free valuations, of not less than 125% and minimum liquidity of $1,250.

The Company was in compliance with all covenants as of December 31, 2023.

The annualized weighted average interest rates of the Company’s total interest-bearing loans and borrowings were 10.36%, 10.15% and 9.96% for the years ended December 31, 2023, 2022 and 2021, respectively.

As of December, 2023 and 2022, an amount of $22,892 and $23,179 is included under the caption “Trade and other payables” in the Company’s statement of financial position related to accrued interest from its interest-bearing loans and borrowings (see Note 19 “Trade & other payables”).

The interest-bearing loans and borrowings arising from financing activities were as follows:

	2023	2022	2021
At January 1,	$547,295	$542,350	$540,591
Proceeds from Seller’s credit agreement for the construction of six liquid barges	—	—	2,246
Proceeds from the credit agreement for the acquisition of the 2020 Fleet	—	—	15,000
Proceeds from 2025 Notes, net of deferred finance costs	—	—	—
Proceeds from long term debt, net of deferred finance costs	—	37,000	—
Proceeds from 2023 Term Bank Loan	40,000	—	—
Repayment of 2022 Notes	—	—	—
Repayment of long-term debt and payment of principal	(23,205)	(31,206)	(13,525)
Repayment of notes payable	(5,011)	(4,830)	(5,261)
Accretion of Notes payable / unwinding of discount	(73)	44	(119)
Term bank loan additional deferred finance cost	—	—	(91)
Amortization of deferred finance cost	4,461	3,937	3,509
Term bank loan additional deferred finance cost	(1,362)	—	—
At December 31,	$562,105	$547,295	$542,350

The maturity table below reflects future payments of the long-term interest-bearing loans and borrowings and interest outstanding as of December 31, 2023, for the next years and thereafter, based on the repayment schedule of the respective loan facilities (as described above).

Year	Amount in thousands of U.S. dollars
2024	$89,430
2025	551,207
2026	7,546
2027	11,699
Total	$659,882